Borrowings - Debt Repayment Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	$ 3,198,311
Not later than one year
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	268,090
Later than one year and not later than three years
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	1,557,232
Later than three years and not later than five years
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	638,491
Later than five years
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	$ 734,498
Average
Borrowings Repayment Schedule / Total
Interest rate	5.05%	4.84%